Intangible assets and goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	12.10%	13.00%
Goodwill [member]
IfrsStatementLineItems [Line Items]
Description of key assumptions on which management has based cash flow projections	An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2021, or a decrease of 25 basis points on estimated EBITDA would have not resulted in significant impacts on these financial statements.